Net Income (Loss) Per Common Unit - Additional Information (Details) - Vacasa Holdings LLC - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding units of common stock equivalents were excluded from the computation of the diluted net loss per unit because their effect would have been anti-dilutive	292,201,000	411,621,000	417,427,000	411,621,000	414,474,000	301,251,000
Common Units Excluded from Anti-Dilutive Securities Which are Subject to Performance Conditions			13,519,910	13,090,191	13,344,514	17,358,445
Common unit warrants outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding units of common stock equivalents were excluded from the computation of the diluted net loss per unit because their effect would have been anti-dilutive		7,453,000	5,430,000	7,453,000	7,453,000	7,453,000
Series A preferred unit warrants outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding units of common stock equivalents were excluded from the computation of the diluted net loss per unit because their effect would have been anti-dilutive						5,000,000
Conversion of Series D-1 convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding units of common stock equivalents were excluded from the computation of the diluted net loss per unit because their effect would have been anti-dilutive		111,967,000	119,796,000	111,967,000	114,820,000
Redeemable convertible preferred units outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding units of common stock equivalents were excluded from the computation of the diluted net loss per unit because their effect would have been anti-dilutive	292,201,000	292,201,000	292,201,000	292,201,000	292,201,000	288,798,000